Segment Reporting	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segment reporting

Note 16 — Segment reporting

For the six months ended June 30, 2023 and 2022, the Company’s CODM reviewed the financial information of the business carried out by the Company on a consolidated basis. Therefore, the Company has one operating segment, which is the provision of global trade software application and technology services. The Company operates solely in the PRC and all of the Company’s long-lived assets are located in the PRC.

The following table presents revenues by the service lines:	For the six months ended June 30,
	2023	2022
REVENUES:
Application development services*	$2,179,167	$1,806,690
Consulting and technical support services	1,477,740	1,316,096
Subscription services	294,528	428,087
Trading revenue	2,605,970	3,466,954
Other revenue	27,324	-
Total revenues	$6,584,729	$7,017,827

*	For the six months ended June 30, 2023 and 2022, certain application development service arrangements included sales of IT equipment. Such revenue of $1,247,232 and $1,604,933 was included in the application development service revenue for the six months ended June 30, 2023 and 2022, respectively.